Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued Operations

In December 2015, the Company committed to a plan to sell 100% of its equity stake in Tangshan Yian to an unrelated third-party biological technology company, for a total consideration of $1,872 (RMB 13 million).  The transaction represents a strategic shift that the Company was exiting the animal vaccine market and will focus on the human use vaccine market, which will have a major effect on the Company’s operations and financial results going forward. As such, the financial results of Tangshan Yian and the gain on disposition are reported within discontinued operations in the consolidated financial statements. The consolidated financial statements and amounts previously reported have been reclassified, as necessary, to conform to this presentation in accordance with ASC 205, Presentation of Financial Statements to allow for meaningful comparison of continuing operations. The Company received $926 (RMB 5.97 million) in January 2016 and the disposition transaction was completed in February 2016 as all other conditions have been fulfilled. The Company recognized gain on the disposition of $2,461 (net of tax of nil), which represents the excess of (a) the sum of (i) $2,016 (RMB 13 million) in consideration, consisting of $1,706 (RMB 11 million) in cash received and $310 (RMB 2 million) of cash receivable, and (ii) Tangshan Yian’s $1,880 cumulative translation gain, which was reclassified to earnings, over (b) $1,435 net book value of Tangshan Yian upon the closing of the transaction.

Results of the discontinued operations are summarized as follows:

	For the year ended December 31,
	2017	2016	2015

Sales	$-	$-	$112
Cost of sales	-	-	406
Gross loss	-	-	(294)
Selling, general and administrative expenses	-	129	459
Research and development expenses	-	-	22
Total operating expenses	-	129	481
Operating loss	-	(129)	(775)
Other income	-	6	47
Loss from discontinued operations before gain on disposition and provision for income taxes	-	(123)	(728)
Gain on disposal of Tangshan Yian	-	2,461	-
Provision for income taxes	-	-	-
Income (loss) from discontinued operations, net of income tax	$-	$2,338	$(728)

Income from discontinued operations, net of income tax, for the year ended December 31, 2016 included the results of Tangshan Yian through the disposition date of February 28, 2016.